Statements of Operations - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2022
EXPENSES
Administration fee - related party		$ 100,000
General and administrative	5,000	589,646
TOTAL EXPENSES	5,000	689,646
OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account		990,110
TOTAL OTHER INCOME		990,110
Pre-tax income(loss)	(5,000)	300,464
Income tax expense		(186,923)
Net income (loss)	$ (5,000)	$ 113,541
Common Class A [Member]
OTHER INCOME
Weighted average number of shares of Class B common stock outstanding, basic and diluted		7,478,425
Basic and diluted net income (loss) per share of Class B common stock		$ 0.01
Common Class B [Member]
OTHER INCOME
Weighted average number of shares of Class B common stock outstanding, basic and diluted	1,875,000	2,156,250
Basic and diluted net income (loss) per share of Class B common stock	$ (0.00)	$ 0.01